Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	3.47%	2.71%	2.30%